Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 417	¥ 447
Allowance by impairment methodology, Evaluated collectively	1,140	994
Total allowance for credit losses	1,557	1,441	¥ 993	¥ 961
Loans by impairment methodology, Evaluated individually	1,144,703	749,136
Loans by impairment methodology, Evaluated collectively	763,663	589,328
Total loans	1,908,366	1,338,464
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually		1
Allowance by impairment methodology, Evaluated collectively	1,140	967
Total allowance for credit losses	1,140	968	912	739
Loans by impairment methodology, Evaluated individually	2,800	4,722
Loans by impairment methodology, Evaluated collectively	488,759	381,405
Total loans	491,559	386,127
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses			66	142
Loans by impairment methodology, Evaluated individually	162,017	164,084
Loans by impairment methodology, Evaluated collectively	267,058	194,488
Total loans	429,075	358,572
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses			7
Loans by impairment methodology, Evaluated individually	1,385	1,040
Loans by impairment methodology, Evaluated collectively
Total loans	1,385	1,040
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	417	446
Allowance by impairment methodology, Evaluated collectively	0	27
Total allowance for credit losses	417	473	8	79
Loans by impairment methodology, Evaluated individually	978,501	579,290
Loans by impairment methodology, Evaluated collectively	7,846	13,135
Total loans	986,347	592,425
Advances to affiliated companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively		0
Total allowance for credit losses		0	¥ 0	¥ 1
Loans by impairment methodology, Evaluated individually
Loans by impairment methodology, Evaluated collectively		300
Total loans		¥ 300